SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.6%

Asia - 7.6%

Japan - 6.0%
Keyence Corp.	200	78,642
Recruit Holdings Co., Ltd.	3,100	160,615
Sony Group Corp., ADR	10,875	276,116
Terumo Corp.	8,800	165,581

		680,954

Singapore - 1.6%
Singapore Technologies Engineering, Ltd.	37,400	187,829

Europe - 34.0%

Belgium - 0.5%
D’ieteren Group	340	58,569

Denmark - 0.8%
Novo Nordisk A/S, ADR	1,275	88,536

France - 1.6%
Safran SA, ADR	2,750	182,105

Germany - 7.2%
Allianz SE, ADR	8,800	336,512
Deutsche Post AG	1,550	66,547
Infineon Technologies AG	1,225	40,835
Muenchener Rueckversicherungs AG	275	173,723
Siemens AG, ADR	1,775	204,800

		822,417

Ireland - 6.2%
Accenture, PLC	750	234,030
CRH, PLC	1,200	105,564
Medtronic, PLC	725	65,148
Trane Technologies, PLC	875	294,805

		699,547

Netherlands - 0.4%
ASML Holding NV	65	43,071

Spain - 2.3%
Iberdrola SA, ADR	4,050	261,184

Switzerland - 2.7%
Chubb, Ltd.	250	75,498
Lonza Group AG	185	114,287
Nestle SA, ADR	1,200	121,404

		311,189

United Kingdom - 12.3%
AstraZeneca, PLC, ADR	3,625	266,437
BAE Systems, PLC, ADR	1,450	119,233
Coca-Cola Europacific Partners, PLC	2,100	182,763
Compass Group, PLC	3,600	119,075
Diageo, PLC, ADR	785	82,260
Entain, PLC	10,225	77,254
Man Group, PLC	55,725	143,011
RELX, PLC, ADR	4,700	236,927
Rentokil Initial, PLC, ADR	2,375	54,388
Smith & Nephew, PLC	8,050	113,204

		1,394,552

Name of Issuer	Quantity	Fair Value ($)

North America - 55.0%

United States - 55.0%
AbbVie, Inc.	160	33,523
Adobe, Inc. *	450	172,588
AES Corp.	3,025	37,571
Alphabet, Inc. - Class A	2,500	386,600
Apple, Inc.	3,600	799,668
Broadcom, Inc.	1,925	322,303
Cheniere Energy, Inc.	775	179,335
Dexcom, Inc. *	1,080	73,753
Ecolab, Inc.	325	82,394
FedEx Corp.	375	91,417
Gilead Sciences, Inc.	640	71,712
Goldman Sachs Group, Inc.	600	327,774
Home Depot, Inc.	745	273,035
JPMorgan Chase & Co.	1,075	263,698
Lockheed Martin Corp.	275	122,845
Microsoft Corp.	2,000	750,780
NIKE, Inc.	850	53,958
NVIDIA Corp.	9,250	1,002,515
PepsiCo, Inc.	875	131,198
salesforce.com, Inc.	850	228,106
Starbucks Corp.	1,000	98,090
T Rowe Price Group, Inc.	475	43,638
TJX Cos., Inc.	1,380	168,084
UnitedHealth Group, Inc.	500	261,875
Visa, Inc.	475	166,469
Williams Cos., Inc.	1,800	107,568

		6,250,497

Total Common Stocks (cost: $5,473,284)		10,980,450

Short-Term Securities - 3.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $376,543)	376,543	376,543

Total Investments in Securities - 99.9% (cost $5,849,827)		11,356,993

Other Assets and Liabilities, net - 0.1%		13,557

Net Assets - 100.0%		$11,370,550

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit ESG Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	—	58,569	—	58,569
Denmark	88,536	—	—	88,536
France	182,105	—	—	182,105
Germany	541,312	281,105	—	822,417
Ireland	699,547	—	—	699,547
Japan	276,116	404,838	—	680,954
Netherlands	43,071	—	—	43,071
Singapore	—	187,829	—	187,829
Spain	261,184	—	—	261,184
Switzerland	196,902	114,287	—	311,189
United Kingdom	942,008	452,544	—	1,394,552
United States	6,250,497	—	—	6,250,497
Short-Term Securities	376,543	—	—	376,543
Total:	9,857,821	1,499,172	—	11,356,993

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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